Commitments (Details)								12 Months Ended				20 Months Ended
	May 14, 2022 CAD ($)	Mar. 01, 2022 CAD ($) shares	Mar. 01, 2022 ILS (₪) shares	Feb. 14, 2022 CAD ($)	Feb. 14, 2022 USD ($)	Jan. 01, 2022 shares	Nov. 01, 2020 CAD ($) $ / shares shares	Nov. 02, 2022 USD ($)	Oct. 31, 2022 CAD ($) shares	Oct. 31, 2022 USD ($) shares	Oct. 31, 2021 CAD ($) shares	Aug. 31, 2022 USD ($)	Aug. 31, 2022 ILS (₪)	Mar. 14, 2022 CAD ($)	Apr. 22, 2021 $ / shares
Commitments (Details) [Line Items]
Monthly fee							$ 5,000
Issued common shares | shares							16,000				1,319,770
Stock options granted | shares							16,000
Exercisable per share | $ / shares							$ 5.55								$ 4.5
Share Based Compensation									$ 228,100
Common shares issued | shares									2,667	2,667	0
Issue RSU’s | shares		666	666			666
Total shares | shares									20,000	20,000
Advisory agreement amount		$ 7,752	₪ 20,000
RSU’s equivalent														$ 10,000
RSU’s equivalent	$ 10,000
Share-based compensation										$ 65,413
Number of research programs.									2	2
Consideration paid				$ 953,925	$ 750,000
Research fee paid										$ 493,167
interest rate									50.00%	50.00%
Vested [Member]
Commitments (Details) [Line Items]
Share Based Compensation									$ 133,734
Advisor [Member]
Commitments (Details) [Line Items]
Share Based Compensation									$ 91,864
Total shares | shares									9,994	9,994
Yissum [Member]
Commitments (Details) [Line Items]
Consideration paid								$ 131,625				$ 5,443	₪ 17,500
Restricted Stock Units [Member]
Commitments (Details) [Line Items]
Share Based Compensation									$ 52,633
Total shares | shares									5,333	5,333